10. Financial instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	$ 5,942,382	$ 4,337,211
Financial assets at fair value through profit or loss	2,957,307	2,084,215
Non-financial assets	13,848	7,851
Financial instruments	8,913,537	6,429,277
Trade receivables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	5,678,857	3,901,060
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	5,678,857	3,901,060
Other receivables
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	169,167	193,110
Financial assets at fair value through profit or loss	60,049	28,839
Non-financial assets	13,848	7,851
Financial instruments	243,064	229,800
Cash and banks
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	81,305	194,476
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	81,305	194,476
Checks to be deposited
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	1,555	2,625
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	1,555	2,625
Government bonds - fair value
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit or loss	1,239,282	387,279
Non-financial assets	0	0
Financial instruments	1,239,282	387,279
Money market funds
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit or loss	1,657,976	61,461
Non-financial assets	0	0
Financial instruments	1,657,976	61,461
Government bonds - amortized cost
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	11,498	45,940
Financial assets at fair value through profit or loss	0	0
Non-financial assets	0	0
Financial instruments	$ 11,498	45,940
Derivative financial instruments - fair value
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost		0
Financial assets at fair value through profit or loss		1,606,636
Non-financial assets		0
Financial instruments		$ 1,606,636